Commitments - Additional information (Details) - CNY (¥) ¥ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Commitments [Line Items]
Contractual Outstanding Commitment For Acquisition Of Inventories	[1]	¥ (52,488)
Contractual capital commitments		269,295
Vehicle purchase agreement [Member]
Commitments [Line Items]
Contractual Outstanding Commitment For Acquisition Of Inventories			¥ 100,300
Contractual capital commitments		62,000
Research and development service agreement [Member]
Commitments [Line Items]
Contractual Outstanding Commitment For Acquisition Of Inventories		216,800	216,800
Contractual capital commitments		0
Vehicle purchase agreement two [Member]
Commitments [Line Items]
Contractual Outstanding Commitment For Acquisition Of Inventories		32,700	¥ 32,700
Contractual capital commitments		¥ 18,600

[1]	A vehicle purchase agreement with Zhengzhou Yutong Bus Co., Ltd. (“Yutong”), an affiliate of a shareholder of the Company, pursuant to which the Group committed to purchase vehicles manufactured by Yutong with an aggregated purchase amount of RMB100.3 million in 2024. As of June 30, 2025, the Group has paid RMB62.0 million under this vehicle purchase agreement. The Group is in the process of negotiating with Yutong to extend the term to purchase vehicles under the agreement.